TRADE ACCOUNTS RECEIVABLE AND BILLS RECEIVABLE - AGEING ANALYSIS OF TRADE ACCOUNTS AND BILLS RECEIVABLES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable and bills receivable	¥ 54,865	¥ 64,879
Within one year
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable and bills receivable	54,517	64,317
Between one and two years
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable and bills receivable	190	353
Between two and three years
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable and bills receivable	64	124
Over three years
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable and bills receivable	¥ 94	¥ 85